CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 12,183,538	$ 1,742,223	¥ 10,249,382
Time deposits	5,522,327	789,682	3,588,475
Restricted cash	50,800	7,264	50,000
Accounts receivable, net	1,268,219	181,353	1,226,875
Amounts due from related parties	874,962	125,118	786,677
Prepayments and other current assets	1,203,037	172,032	1,148,111
Short-term investments	6,447,197	921,937	2,706,535
Total current assets	27,550,080	3,939,609	19,756,055
Non-current assets:
Property and equipment, net	695,105	99,399	589,227
Production cost, net	1,599,896	228,782	1,851,207
Intangible assets, net	3,109,603	444,667	3,201,012
Deferred tax assets	166,132	23,757	135,131
Goodwill	2,818,125	402,987	2,725,130
Long-term investments, net	4,761,653	680,907	3,911,592
Other long-term assets	467,169	66,804	529,146
Total non-current assets	13,617,683	1,947,303	12,942,445
Total assets	41,167,763	5,886,912	32,698,500
Current liabilities:
Accounts payable	5,497,415	786,120	4,801,416
Salary and welfare payable	1,710,322	244,573	1,599,482
Taxes payable	405,887	58,041	428,932
Short-term loans and current portion of long-term debt	4,860,846	695,092	1,571,836
Deferred revenue	4,661,863	666,638	3,802,307
Accrued liabilities and other payables	3,174,566	453,957	2,554,281
Amounts due to related parties	16,113	2,304	4,549
Total current liabilities	20,327,012	2,906,725	14,762,803
Non-current liabilities:
Long-term debt	4,775,871	682,940	3,264,153
Other long-term liabilities	516,317	73,832	567,631
Total non-current liabilities	5,292,188	756,772	3,831,784
Total liabilities	25,619,200	3,663,497	18,594,587
Commitments and contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	41,808,515	5,978,538	41,454,130
Statutory reserves	55,105	7,880	48,642
Accumulated other comprehensive income	183,786	26,281	266,816
Accumulated deficit	(26,474,400)	(3,785,787)	(27,661,459)
Total Bilibili Inc.'s shareholders' equity	15,573,282	2,226,950	14,108,397
Noncontrolling interests	(24,719)	(3,535)	(4,484)
Total shareholders' equity	15,548,563	2,223,415	14,103,913
Total liabilities and shareholders' equity	41,167,763	5,886,912	32,698,500
Class Y Ordinary Shares
Shareholders' equity
Ordinary shares	49	7	52
Class Z Ordinary Shares
Shareholders' equity
Ordinary shares	¥ 218	$ 31	¥ 216